Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of Debt

Debt at September 30, 2017, and December 31, 2016, was:

	Millions of Dollars
	September 30, 2017*
	Fair Value Hierarchy			Total Fair Value	Balance Sheet Carrying Value
	Level 1	Level 2**	Level 3

2.646% Senior Notes due 2020	$—	302	—	302	300
3.605% Senior Notes due 2025	—	499	—	499	500
3.550% Senior Notes due 2026	—	490	—	490	500
4.680% Senior Notes due 2045	—	291	—	291	300
4.900% Senior Notes due 2046	—	631	—	631	625
Tax-exempt bonds	—	100	—	100	100
Revolving credit facility at 2.45% at September 30, 2017	—	87	—	87	87
Total	$—	2,400	—	2,400	2,412
Net unamortized discounts and debt issuance costs					(22)
Total debt					2,390
Short-term debt					(42)
Long-term debt					$2,348

*Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.
**Fair value was estimated using observable market prices.

	Millions of Dollars
	December 31, 2016
	Fair Value Hierarchy			Total Fair Value	Balance Sheet Carrying Value
	Level 1	Level 2*	Level 3

2.646% Senior Notes due 2020	$—	298	—	298	300
3.605% Senior Notes due 2025	—	490	—	490	500
3.550% Senior Notes due 2026	—	483	—	483	500
4.680% Senior Notes due 2045	—	277	—	277	300
4.900% Senior Notes due 2046	—	599	—	599	625
Revolving credit facility at 1.98% at December 31, 2016	—	210	—	210	210
Total	$—	2,357	—	2,357	2,435
Net unamortized discounts and debt issuance costs					(24)
Total debt					2,411
Short-term debt					(15)
Long-term debt					$2,396
*Fair value was estimated using observable market prices.